Derivative financial instruments (Notional Amounts of Derivative Financial Instruments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 22,232,418	¥ 21,054,461
Interest rate and currency swap agreements | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	19,459,677	18,312,359
Foreign exchange forward and option contracts | Undesignated derivative financial instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	2,772,741	2,742,102
Fair value hedging derivative financial instruments | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	40,837	41,016
Fair value hedging derivative financial instruments | Interest rate and currency swap agreements | Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative financial instruments, notional amount	¥ 40,837	¥ 41,016